Government Grants - Roll forward of Government Grants (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Government grants [Abstract]
Beginning balance	$ 360	$ 404
Received/receivable during the period	34	81
Fair value of EDB loan	0	7
Capitalized to fixed assets	0	(74)
Released to the consolidated statements of operations	(67)	(58)
Ending balance	327	360
Current	92	93
Non-current	235	267
Total	$ 327	$ 360